Commitments and Contingencies (Details)																			6 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended
	Apr. 27, 2025 shares	Mar. 06, 2025 shares	Feb. 27, 2025 USD ($)	Feb. 04, 2025 USD ($)	Nov. 26, 2024 shares	Nov. 11, 2024 shares	Aug. 31, 2024 shares	Jul. 25, 2024 shares	Jul. 23, 2024 shares	Jul. 17, 2024 shares	Mar. 13, 2024 shares	Nov. 01, 2023 USD ($) shares	Oct. 27, 2023 USD ($) shares	Oct. 13, 2023 shares	Jul. 10, 2023 shares	Jul. 28, 2022 USD ($) ft²	May 31, 2022 USD ($)	Sep. 09, 2021 USD ($) ft²	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Feb. 28, 2027 USD ($)	Feb. 28, 2026 USD ($)	May 06, 2025 shares	Nov. 12, 2024 USD ($) shares	May 01, 2022 ft²
Commitments and Contingencies (Details) [Line Items]
Issuance of shares (in Shares) | shares	500,000	90,000			39,824	333,333	125,000	100,000		726,769		10,000	4,500	11,507	18,481
Additional shares (in Shares) | shares									10,461
Total square feet (in Square Feet) | ft²																1,364		3,200									8,000
Lease term																											7 years
Owned amount on lease				$ 120,000
Settlement of remaining in accounts payable																			$ 120,597
Fair value of stock												$ 46,512	$ 38,250
Gain on settlement of debt																			110,597
Lease agreements, description			On February 27, 2025, as a result of the acquisition of Flewber Global, Inc., the Company assumed a 3-year lease agreement for a lease for an office suite at the air-taxi’s base of operation located at 7160 Republic Airport, Farmingdale, NY 11735.													On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131.
Total lease amount																						$ 181,299
Impairment of right-of-use asset																						101,623
Cash payment																			$ 10,000
Percentage of incremental borrowing rate																			7.00%
Operating lease expense																$ 181,299				$ 488,047	$ 464,183
Seeking damages																	$ 920,000					161,000
Punitive damages																						$ 500,000
Additional shares reserved for future issuance (in Shares) | shares					39,824																				90,000
Outstanding principal of convertible notes																					990,000
Interest on convertible notes outstanding																					297,814
Number of shares issued for warrants (in Shares) | shares											150											44,499
Warrants exercisable maturity period											18 years
Current lease term																											7 years
Lease payable																			$ 140,035	$ 1,251,319
Common stock, shares issuable for lease settlement (in Shares) | shares																				125,000
Additional lease payments due																				$ 220,000
Lease payable, year one																				19,000
Lease payable, total remaining liability																				252,000
Lease payable, year two																				21,000
Accounts payable																				480,000
Lease term																3 years		1 year
Impairment on right-of-use asset																						$ 101,623
Monthly rent																		$ 12,955
Rent expense																				$ 30,108	$ 30,108
Lease outstanding, interest rate																				12.50%
Stockholders’ equity requirement, description																					On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.
Lease Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Lease payable																				$ 120,000
Accounts payable																				$ 120,597	$ 120,597
General and Administrative Expense [Member]
Commitments and Contingencies (Details) [Line Items]
Operating lease expense																			10,954
Lease Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Settlement of remaining in accounts payable																			480,000
Gain on settlement of debt																			$ 288,000
Mr. Sellouk [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares	468,832
Miss Jessica Skube [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued balance payable																					$ 191,360
Shares issued for settlement (in Shares) | shares																										150,000
Value of shares issued for settlement																										$ 150,000
Additional shares reserved for future issuance (in Shares) | shares																										35,000
Additional shares issuable, value																										$ 35,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Additional due amount																							$ 252,000	$ 220,000
Payments on monthly installments																							$21,000	$19,000
Series I Preferred Stock [Member] | Mr. Sellouk [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of shares (in Shares) | shares																			14,812
Series G Preferred Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of shares (in Shares) | shares																			640	238
Fair value of stock			$ 14,400,000																$ 192,000	$ 175,000